Quarterly Holdings Report
for
Fidelity Advisor® Strategic Income Fund
March 31, 2023
SI-NPRT1-0523
1.799881.119
Corporate Bonds - 32.9%
		Principal Amount (a) (000s)	Value ($) (000s)
Convertible Bonds - 0.2%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
New Cotai LLC 5% 2/24/27 (b)		2,687	4,857

ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)		1,457	7,962
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)		2,515	13,743
			21,705
TOTAL CONVERTIBLE BONDS			26,562
Nonconvertible Bonds - 32.7%
!UNKNOWN - 0.0%
!UNKNOWN - 0.0%
MGIC Investment Corp. 5.25% 8/15/28		4,725	4,491

COMMUNICATION SERVICES - 4.7%
Diversified Telecommunication Services - 1.9%
Altice France SA:
5.125% 7/15/29(d)		38,465	28,945
5.5% 1/15/28(d)		13,345	10,776
5.5% 10/15/29(d)		28,170	21,528
8.125% 2/1/27(d)		4,495	4,161
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (d)		21,480	19,225
Cablevision Lightpath LLC:
3.875% 9/15/27(d)		3,300	2,656
5.625% 9/15/28(d)		2,210	1,525
Cogent Communications Group, Inc. 7% 6/15/27 (d)		2,785	2,761
Frontier Communications Holdings LLC:
5% 5/1/28(d)		11,730	10,179
5.875% 10/15/27(d)		6,300	5,727
8.75% 5/15/30(d)		2,785	2,774
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.:
4.75% 4/30/27(d)		2,800	2,392
6% 2/15/28(d)		2,355	1,742
Qwest Corp. 7.25% 9/15/25		955	891
Sable International Finance Ltd. 5.75% 9/7/27 (d)		11,004	10,253
Sprint Capital Corp.:
6.875% 11/15/28		53,897	57,914
8.75% 3/15/32		15,023	18,313
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (d)		9,200	8,464
Virgin Media Finance PLC 5% 7/15/30 (d)		14,025	11,592
Windstream Escrow LLC 7.75% 8/15/28 (d)		24,965	20,446
Zayo Group Holdings, Inc. 4% 3/1/27 (d)		9,545	7,254
			249,518
Entertainment - 0.0%
Roblox Corp. 3.875% 5/1/30 (d)		4,175	3,580

Media - 2.7%
Altice Financing SA:
5% 1/15/28(d)		8,025	6,526
5.75% 8/15/29(d)		11,895	9,457
Block Communications, Inc. 4.875% 3/1/28 (d)		4,405	3,806
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31(d)		10,205	8,344
4.5% 8/15/30(d)		16,805	14,200
4.5% 5/1/32		6,745	5,516
4.75% 3/1/30(d)		51,010	44,195
5% 2/1/28(d)		22,835	21,065
5.375% 6/1/29(d)		34,085	31,299
6.375% 9/1/29(d)		5,815	5,553
7.375% 3/1/31(d)		13,860	13,643
Clear Channel International BV 6.625% 8/1/25 (d)		9,800	9,536
Clear Channel Outdoor Holdings, Inc. 7.5% 6/1/29 (d)		5,745	4,083
CSC Holdings LLC:
4.5% 11/15/31(d)		15,995	11,533
5.375% 2/1/28(d)		16,350	13,395
6.5% 2/1/29(d)		23,985	19,744
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (d)(e)		24,690	1,358
DISH DBS Corp. 5.75% 12/1/28 (d)		6,925	5,168
DISH Network Corp. 11.75% 11/15/27 (d)		14,120	13,696
Gannett Holdings LLC 6% 11/1/26 (d)		4,000	3,360
Gray Escrow II, Inc. 5.375% 11/15/31 (d)		8,145	5,408
LCPR Senior Secured Financing DAC:
5.125% 7/15/29(d)		7,310	6,158
6.75% 10/15/27(d)		6,107	5,691
Nexstar Broadcasting, Inc.:
4.75% 11/1/28(d)		13,395	11,913
5.625% 7/15/27(d)		14,270	13,186
Radiate Holdco LLC/Radiate Financial Service Ltd. 4.5% 9/15/26 (d)		4,205	3,290
Scripps Escrow II, Inc. 3.875% 1/15/29 (d)		1,655	1,299
Sirius XM Radio, Inc.:
3.875% 9/1/31(d)		5,645	4,389
4% 7/15/28(d)		4,890	4,200
5% 8/1/27(d)		4,610	4,316
Townsquare Media, Inc. 6.875% 2/1/26 (d)		3,305	3,127
Univision Communications, Inc.:
4.5% 5/1/29(d)		5,760	4,838
7.375% 6/30/30(d)		8,200	7,753
Videotron Ltd. 5.125% 4/15/27 (d)		7,325	7,070
VZ Secured Financing BV 5% 1/15/32 (d)		11,130	9,030
Ziggo Bond Co. BV:
5.125% 2/28/30(d)		3,375	2,714
6% 1/15/27(d)		7,930	7,316
Ziggo BV 4.875% 1/15/30 (d)		4,805	4,096
			351,271
Wireless Telecommunication Services - 0.1%
Intelsat Jackson Holdings SA 6.5% 3/15/30 (d)		11,675	10,703
Millicom International Cellular SA 4.5% 4/27/31 (d)		1,040	828
Sprint Corp. 7.625% 3/1/26		3,615	3,823
			15,354
TOTAL COMMUNICATION SERVICES			619,723

CONSUMER DISCRETIONARY - 4.6%
Auto Components - 0.2%
Adient Global Holdings Ltd. 7% 4/15/28 (d)		2,805	2,884
Allison Transmission, Inc. 5.875% 6/1/29 (d)		4,830	4,702
Dana, Inc. 4.5% 2/15/32		4,150	3,274
Exide Technologies:
11% 10/31/24 pay-in-kind(b)(d)(e)(f)		1,280	0
11% 10/31/24 pay-in-kind(b)(d)(e)(f)		632	285
Hertz Corp.:
4.625% 12/1/26(d)		2,350	2,128
5% 12/1/29(d)		4,560	3,777
5.5% 10/15/24(b)(d)(e)		6,540	147
6% 1/15/28(b)(d)(e)		5,785	340
6.25% 12/31/49(b)(e)		6,775	8
7.125% 8/1/26(b)(d)(e)		6,315	505
Nesco Holdings II, Inc. 5.5% 4/15/29 (d)		7,155	6,473
PECF USS Intermediate Holding III Corp. 8% 11/15/29 (d)		2,515	1,670
			26,193
Automobiles - 0.2%
Ford Motor Co.:
3.25% 2/12/32		12,660	9,953
6.1% 8/19/32		5,815	5,616
McLaren Finance PLC 7.5% 8/1/26 (d)		3,860	3,175
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 10.1636% 10/15/26 (d)(f)(g)		14,000	13,809
			32,553
Broadline Retail - 0.1%
Angi Group LLC 3.875% 8/15/28 (d)		3,385	2,572
Macy's Retail Holdings LLC:
5.875% 3/15/30(d)		2,925	2,596
6.125% 3/15/32(d)		2,820	2,482
Millennium Escrow Corp. 6.625% 8/1/26 (d)		5,650	3,673
Terrier Media Buyer, Inc. 8.875% 12/15/27 (d)		6,180	4,672
			15,995
Diversified Consumer Services - 0.2%
Adtalem Global Education, Inc. 5.5% 3/1/28 (d)		4,235	4,018
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (d)		5,300	5,142
Service Corp. International 4% 5/15/31		5,750	5,060
Sotheby's 7.375% 10/15/27 (d)		2,970	2,809
Sotheby's/Bidfair Holdings, Inc. 5.875% 6/1/29 (d)		4,315	3,579
TKC Holdings, Inc. 6.875% 5/15/28 (d)		6,393	5,397
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (d)		4,750	4,495
			30,500
Hotels, Restaurants & Leisure - 2.9%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
3.875% 1/15/28(d)		5,685	5,287
4% 10/15/30(d)		23,490	20,143
4.375% 1/15/28(d)		6,265	5,784
Affinity Gaming LLC 6.875% 12/15/27 (d)		2,520	2,248
Bloomin Brands, Inc. / OSI Restaurant Partners LLC 5.125% 4/15/29 (d)		2,720	2,433
Boyd Gaming Corp. 4.75% 6/15/31 (d)		7,140	6,485
Caesars Entertainment, Inc.:
4.625% 10/15/29(d)		8,375	7,324
6.25% 7/1/25(d)		25,535	25,536
7% 2/15/30(d)		8,450	8,598
8.125% 7/1/27(d)		34,045	34,726
Caesars Resort Collection LLC 5.75% 7/1/25 (d)		8,510	8,512
Carnival Corp.:
4% 8/1/28(d)		14,305	12,309
7.625% 3/1/26(d)		10,595	9,674
9.875% 8/1/27(d)		10,150	10,436
10.5% 2/1/26(d)		7,395	7,698
Carnival Holdings (Bermuda) Ltd. 10.375% 5/1/28 (d)		8,655	9,311
CDI Escrow Issuer, Inc. 5.75% 4/1/30 (d)		2,790	2,695
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.:
4.625% 1/15/29(d)		11,750	10,313
6.75% 1/15/30(d)		15,885	13,069
Garden SpinCo Corp. 8.625% 7/20/30 (d)		2,545	2,719
Hilton Domestic Operating Co., Inc.:
3.75% 5/1/29(d)		3,350	2,998
4% 5/1/31(d)		5,020	4,396
4.875% 1/15/30		11,025	10,560
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875% 4/1/27		5,210	5,139
Jacobs Entertainment, Inc. 6.75% 2/15/29 (d)		3,955	3,455
McDonald's Corp. 4.25% 3/7/35 (Reg. S)	EUR	17,433	19,411
Melco Resorts Finance Ltd.:
5.25% 4/26/26(d)		5,440	4,903
5.75% 7/21/28(d)		2,710	2,333
Merlin Entertainments PLC 5.75% 6/15/26 (d)		4,580	4,344
MGM Resorts International 4.75% 10/15/28		6,740	6,275
NCL Corp. Ltd. 5.875% 2/15/27 (d)		5,580	5,244
Papa John's International, Inc. 3.875% 9/15/29 (d)		2,555	2,217
Premier Entertainment Sub LLC:
5.625% 9/1/29(d)		10,245	7,562
5.875% 9/1/31(d)		5,385	3,871
Royal Caribbean Cruises Ltd.:
5.375% 7/15/27(d)		4,165	3,710
7.25% 1/15/30(d)		2,810	2,828
8.25% 1/15/29(d)		12,500	13,060
9.25% 1/15/29(d)		16,510	17,469
11.5% 6/1/25(d)		13,222	14,048
11.625% 8/15/27(d)		5,815	6,243
SeaWorld Parks & Entertainment, Inc. 5.25% 8/15/29 (d)		5,630	5,082
Station Casinos LLC 4.625% 12/1/31 (d)		4,155	3,509
Studio City Finance Ltd. 5% 1/15/29 (d)		3,255	2,474
Vail Resorts, Inc. 6.25% 5/15/25 (d)		3,855	3,864
Viking Cruises Ltd. 13% 5/15/25 (d)		5,740	6,063
Voc Escrow Ltd. 5% 2/15/28 (d)		6,285	5,578
Yum! Brands, Inc. 4.625% 1/31/32		5,905	5,492
			377,428
Household Durables - 0.4%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 4.625% 4/1/30 (d)		4,105	3,380
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 4.875% 2/15/30 (d)		4,370	3,296
Century Communities, Inc. 3.875% 8/15/29 (d)		4,225	3,623
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.625% 3/1/24 (d)		775	770
Tempur Sealy International, Inc.:
3.875% 10/15/31(d)		7,360	6,146
4% 4/15/29(d)		7,905	6,955
TopBuild Corp. 3.625% 3/15/29 (d)		3,030	2,592
TRI Pointe Group, Inc./TRI Pointe Holdings, Inc. 5.875% 6/15/24		11,770	11,711
TRI Pointe Homes, Inc. 5.7% 6/15/28		8,715	8,386
			46,859
Specialty Retail - 0.5%
Arko Corp. 5.125% 11/15/29 (d)		4,190	3,468
Asbury Automotive Group, Inc.:
4.5% 3/1/28		1,987	1,808
4.625% 11/15/29(d)		4,555	4,077
4.75% 3/1/30		1,980	1,772
5% 2/15/32(d)		4,915	4,306
Bath & Body Works, Inc.:
6.625% 10/1/30(d)		3,355	3,271
6.75% 7/1/36		8,920	7,973
7.5% 6/15/29		5,030	5,133
Carvana Co.:
4.875% 9/1/29(d)		10,830	4,422
5.875% 10/1/28(d)		680	302
Foot Locker, Inc. 4% 10/1/29 (d)		2,800	2,336
LBM Acquisition LLC 6.25% 1/15/29 (d)		4,220	3,230
LCM Investments Holdings 4.875% 5/1/29 (d)		3,120	2,610
Michaels Companies, Inc. 5.25% 5/1/28 (d)		6,875	5,730
Victoria's Secret & Co. 4.625% 7/15/29 (d)		10,565	8,560
			58,998
Textiles, Apparel & Luxury Goods - 0.1%
Crocs, Inc.:
4.125% 8/15/31(d)		2,820	2,323
4.25% 3/15/29(d)		4,325	3,794
Kontoor Brands, Inc. 4.125% 11/15/29 (d)		2,420	2,077
			8,194
TOTAL CONSUMER DISCRETIONARY			596,720

CONSUMER STAPLES - 1.1%
Beverages - 0.1%
Heineken NV 4.125% 3/23/35 (Reg. S)	EUR	5,862	6,503
Triton Water Holdings, Inc. 6.25% 4/1/29 (d)		3,135	2,489
			8,992
Food & Staples Retailing - 0.5%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29(d)		5,285	4,598
4.625% 1/15/27(d)		13,797	13,343
4.875% 2/15/30(d)		23,423	21,863
C&S Group Enterprises LLC 5% 12/15/28 (d)		5,155	3,975
KeHE Distributors LLC / KeHE Finance Corp. 8.625% 10/15/26 (d)		4,698	4,675
Performance Food Group, Inc.:
4.25% 8/1/29(d)		3,955	3,551
5.5% 10/15/27(d)		5,345	5,225
SEG Holding LLC/SEG Finance Corp. 5.625% 10/15/28 (d)		6,735	6,381
United Natural Foods, Inc. 6.75% 10/15/28 (d)		4,680	4,350
			67,961
Food Products - 0.5%
Chobani LLC/Finance Corp., Inc. 4.625% 11/15/28 (d)		3,790	3,454
Darling Ingredients, Inc. 6% 6/15/30 (d)		6,615	6,593
Lamb Weston Holdings, Inc.:
4.125% 1/31/30(d)		5,575	5,101
4.375% 1/31/32(d)		2,790	2,530
Pilgrim's Pride Corp. 4.25% 4/15/31		10,220	9,014
Post Holdings, Inc.:
4.5% 9/15/31(d)		12,110	10,658
4.625% 4/15/30(d)		6,415	5,749
5.5% 12/15/29(d)		11,940	11,251
5.75% 3/1/27(d)		1,713	1,672
Simmons Foods, Inc. 4.625% 3/1/29 (d)		4,295	3,490
TreeHouse Foods, Inc. 4% 9/1/28		2,250	1,989
			61,501
Household Products - 0.0%
Spectrum Brands Holdings, Inc. 3.875% 3/15/31 (d)		4,310	3,525

Personal Products - 0.0%
BellRing Brands, Inc. 7% 3/15/30 (d)		6,925	7,015

TOTAL CONSUMER STAPLES			148,994

ENERGY - 4.0%
Energy Equipment & Services - 0.4%
CGG SA 8.75% 4/1/27 (d)		5,895	4,914
Nabors Industries Ltd.:
7.25% 1/15/26(d)		6,565	6,203
7.5% 1/15/28(d)		5,660	5,224
NuStar Logistics LP 6% 6/1/26		7,285	7,141
Summit Midstream Holdings LLC:
5.75% 4/15/25		3,405	2,836
8.5%(d)(h)		4,185	4,018
Transocean Titan Finance Ltd. 8.375% 2/1/28 (d)		5,815	5,984
Transocean, Inc. 8.75% 2/15/30 (d)		5,905	6,023
Vier Gas Transport GmbH 4.625% 9/26/32 (Reg. S)	EUR	3,200	3,573
			45,916
Multi Industry Energy - 0.0%
Enviva Partners LP / Enviva Partners Finance Corp. 6.5% 1/15/26 (d)		6,600	6,006

Oil, Gas & Consumable Fuels - 3.6%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.375% 6/15/29(d)		4,305	4,052
5.75% 1/15/28(d)		10,640	10,214
Centennial Resource Production LLC 5.875% 7/1/29 (d)		4,055	3,781
Cheniere Energy Partners LP:
3.25% 1/31/32		4,200	3,470
4% 3/1/31		9,070	8,072
Chesapeake Energy Corp.:
5.875% 2/1/29(d)		3,115	2,965
6.75% 4/15/29(d)		4,415	4,383
7% 10/1/24(b)(e)		3,985	0
8% 1/15/25(b)(e)		1,955	0
8% 6/15/27(b)(e)		1,240	0
Citgo Holding, Inc. 9.25% 8/1/24 (d)		16,430	16,461
Citgo Petroleum Corp.:
6.375% 6/15/26(d)		4,665	4,548
7% 6/15/25(d)		13,580	13,398
CNX Midstream Partners LP 4.75% 4/15/30 (d)		2,970	2,554
CNX Resources Corp.:
6% 1/15/29(d)		3,200	2,992
7.375% 1/15/31(d)		2,885	2,842
Comstock Resources, Inc.:
5.875% 1/15/30(d)		15,170	13,033
6.75% 3/1/29(d)		8,110	7,421
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/31 (d)		12,715	11,429
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27(d)		11,025	10,622
5.75% 4/1/25		2,960	2,890
6% 2/1/29(d)		23,985	22,833
CrownRock LP/CrownRock Finance, Inc. 5% 5/1/29 (d)		2,450	2,282
CVR Energy, Inc.:
5.25% 2/15/25(d)		9,740	9,350
5.75% 2/15/28(d)		24,505	22,487
DCP Midstream Operating LP 5.85% 5/21/43 (d)(f)		10,780	10,530
DT Midstream, Inc.:
4.125% 6/15/29(d)		4,285	3,757
4.375% 6/15/31(d)		4,285	3,733
EG Global Finance PLC 8.5% 10/30/25 (d)		9,545	8,934
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (d)		10,149	10,073
Energy Transfer LP 5.5% 6/1/27		12,065	12,010
EnLink Midstream LLC 6.5% 9/1/30 (d)		8,635	8,732
Hess Midstream Partners LP:
4.25% 2/15/30(d)		4,590	4,099
5.125% 6/15/28(d)		6,600	6,266
5.5% 10/15/30(d)		2,775	2,580
5.625% 2/15/26(d)		9,140	9,048
Hilcorp Energy I LP/Hilcorp Finance Co. 6.25% 11/1/28 (d)		7,130	6,766
Holly Energy Partners LP/Holly Energy Finance Corp.:
5% 2/1/28(d)		4,350	4,061
6.375% 4/15/27(d)		2,780	2,749
MEG Energy Corp. 7.125% 2/1/27 (d)		6,490	6,620
Mesquite Energy, Inc. 7.25% 12/31/49 (b)(d)(e)		12,834	0
Murphy Oil U.S.A., Inc.:
4.75% 9/15/29		4,155	3,785
5.625% 5/1/27		3,665	3,547
New Fortress Energy, Inc.:
6.5% 9/30/26(d)		11,785	10,842
6.75% 9/15/25(d)		12,840	12,359
NGPL PipeCo LLC 4.875% 8/15/27 (d)		1,800	1,744
Occidental Petroleum Corp.:
3.5% 8/15/29		3,820	3,457
5.875% 9/1/25		6,775	6,833
6.2% 3/15/40		3,565	3,584
6.375% 9/1/28		6,775	7,015
6.45% 9/15/36		11,875	12,486
6.625% 9/1/30		13,550	14,270
7.2% 3/15/29		2,440	2,562
7.5% 5/1/31		680	750
Parkland Corp.:
4.5% 10/1/29(d)		4,420	3,927
4.625% 5/1/30(d)		5,540	4,925
PBF Holding Co. LLC/PBF Finance Corp.:
6% 2/15/28		15,760	15,151
7.25% 6/15/25		13,580	13,482
PDC Energy, Inc. 6.125% 9/15/24		1,240	1,234
SM Energy Co.:
5.625% 6/1/25		4,400	4,266
6.625% 1/15/27		12,830	12,325
6.75% 9/15/26		3,175	3,114
Southwestern Energy Co.:
5.375% 3/15/30		5,630	5,293
5.7% 1/23/25(i)		149	149
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29		5,515	5,062
4.5% 4/30/30		5,550	5,019
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28(d)		280	256
6% 3/1/27(d)		2,815	2,665
6% 9/1/31(d)		5,355	4,735
7.5% 10/1/25(d)		5,035	5,033
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.875% 2/1/31		6,345	5,937
Teine Energy Ltd. 6.875% 4/15/29 (d)		4,420	4,044
Tennessee Gas Pipeline Co. 7.625% 4/1/37		2,585	2,932
Unit Corp. 0% 12/1/29 (b)		1,660	0
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29(d)		3,525	3,180
4.125% 8/15/31(d)		3,525	3,097
			471,097
TOTAL ENERGY			523,019

FINANCIALS - 4.5%
Banks - 0.8%
AIB Group PLC 2.875% 5/30/31 (Reg. S) (f)	EUR	5,810	5,700
Bank of Ireland Group PLC 6.75% 3/1/33 (Reg. S) (f)	EUR	3,700	4,073
Barclays PLC 5.262% 1/29/34 (Reg. S) (f)	EUR	17,448	19,218
CaixaBank SA 6.25% 2/23/33 (Reg. S) (f)	EUR	17,900	19,739
Commerzbank AG 6.5% 12/6/32 (Reg. S) (f)	EUR	2,700	2,894
HSBC Holdings PLC Eur Swap Annual 5Y Index + 3.300% 6.364% 11/16/32 (Reg. S) (f)(g)	EUR	10,572	11,946
Intesa Sanpaolo SpA 6.184% 2/20/34 (Reg. S) (f)	EUR	19,266	20,477
NatWest Group PLC 5.763% 2/28/34 (Reg. S) (f)	EUR	15,372	16,732
UniCredit SpA 2.731% 1/15/32 (Reg. S) (f)	EUR	1,676	1,548
			102,327
Capital Markets - 0.5%
AssuredPartners, Inc.:
5.625% 1/15/29(d)		3,905	3,374
7% 8/15/25(d)		2,930	2,851
Broadstreet Partners, Inc. 5.875% 4/15/29 (d)		7,265	6,144
Coinbase Global, Inc.:
3.375% 10/1/28(d)		4,060	2,505
3.625% 10/1/31(d)		4,200	2,352
Deutsche Bank AG 4% 6/24/32 (Reg. S) (f)	EUR	20,600	19,324
Hightower Holding LLC 6.75% 4/15/29 (d)		2,870	2,430
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (d)		3,985	3,567
Lions Gate Capital Holdings LLC 5.5% 4/15/29 (d)		4,420	2,906
MSCI, Inc.:
3.25% 8/15/33(d)		4,225	3,460
4% 11/15/29(d)		3,780	3,449
UBS Group AG 4.75% 3/17/32 (Reg. S) (f)	EUR	14,013	15,241
			67,603
Consumer Finance - 1.6%
Ally Financial, Inc.:
8% 11/1/31		53,672	56,333
8% 11/1/31		16,761	17,542
Ford Motor Credit Co. LLC:
3.375% 11/13/25		11,600	10,873
4% 11/13/30		25,360	21,549
5.113% 5/3/29		6,160	5,783
7.35% 11/4/27		11,295	11,634
OneMain Finance Corp.:
4% 9/15/30		3,340	2,505
5.375% 11/15/29		5,560	4,677
6.625% 1/15/28		4,415	4,048
6.875% 3/15/25		30,605	29,656
7.125% 3/15/26		41,215	39,620
			204,220
Diversified Financial Services - 0.8%
Altus Midstream LP 5.875% 6/15/30 (d)		4,180	4,023
Compass Group Diversified Holdings LLC 5% 1/15/32 (d)		2,765	2,238
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29		6,375	5,483
5.25% 5/15/27		23,175	21,727
6.25% 5/15/26		14,625	14,392
6.375% 12/15/25		18,820	18,485
James Hardie International Finance Ltd. 5% 1/15/28 (d)		5,270	4,940
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. 4.625% 11/1/26 (d)		2,265	2,129
Temasek Financial Ltd. 3.5% 2/15/33 (Reg. S)	EUR	15,195	16,449
VMED O2 UK Financing I PLC 4.75% 7/15/31 (d)		9,930	8,512
			98,378
Financial Services - 0.0%
Block, Inc. 3.5% 6/1/31		5,745	4,718

Insurance - 0.8%
Acrisure LLC / Acrisure Finance, Inc.:
6% 8/1/29(d)		4,230	3,495
7% 11/15/25(d)		20,290	19,016
10.125% 8/1/26(d)		6,810	6,772
Alliant Holdings Intermediate LLC:
4.25% 10/15/27(d)		6,740	6,037
5.875% 11/1/29(d)		4,180	3,525
6.75% 10/15/27(d)		10,080	9,349
6.75% 4/15/28(d)		5,620	5,557
AmWINS Group, Inc. 4.875% 6/30/29 (d)		4,105	3,633
ASR Nederland NV 7% 12/7/43 (Reg. S) (f)	EUR	26,752	30,009
HUB International Ltd.:
5.625% 12/1/29(d)		6,030	5,254
7% 5/1/26(d)		6,980	6,860
MAPFRE SA 2.875% 4/13/30 (Reg. S)	EUR	3,400	3,083
Sampo Oyj 2.5% 9/3/52 (Reg. S) (f)	EUR	2,579	2,155
			104,745
TOTAL FINANCIALS			581,991

HEALTH CARE - 2.3%
Biotechnology - 0.0%
Grifols Escrow Issuer SA 4.75% 10/15/28 (d)		2,795	2,288

Health Care Equipment & Supplies - 0.0%
Avantor Funding, Inc. 3.875% 11/1/29 (d)		2,790	2,497
Hologic, Inc. 4.625% 2/1/28 (d)		2,505	2,432
			4,929
Health Care Providers & Services - 1.7%
180 Medical, Inc. 3.875% 10/15/29 (d)		2,995	2,648
Cano Health, Inc. 6.25% 10/1/28 (d)		1,865	1,021
Centene Corp.:
4.25% 12/15/27		6,820	6,571
4.625% 12/15/29		23,795	22,373
Community Health Systems, Inc.:
4.75% 2/15/31(d)		11,430	8,438
5.25% 5/15/30(d)		8,305	6,515
5.625% 3/15/27(d)		4,015	3,525
6% 1/15/29(d)		4,940	4,179
6.125% 4/1/30(d)		10,425	6,281
8% 3/15/26(d)		37,390	36,137
DaVita HealthCare Partners, Inc.:
3.75% 2/15/31(d)		2,075	1,637
4.625% 6/1/30(d)		15,850	13,529
HealthEquity, Inc. 4.5% 10/1/29 (d)		2,950	2,621
Horizon Pharma U.S.A., Inc. 5.5% 8/1/27 (d)		7,300	7,410
ModivCare Escrow Issuer, Inc. 5% 10/1/29 (d)		3,250	2,759
Molina Healthcare, Inc.:
3.875% 11/15/30(d)		6,345	5,536
3.875% 5/15/32(d)		5,560	4,673
4.375% 6/15/28(d)		4,690	4,363
Option Care Health, Inc. 4.375% 10/31/29 (d)		3,060	2,702
Radiology Partners, Inc. 9.25% 2/1/28 (d)		9,515	5,257
RP Escrow Issuer LLC 5.25% 12/15/25 (d)		6,200	4,697
Tenet Healthcare Corp.:
4.625% 7/15/24		1,500	1,480
4.625% 9/1/24		7,305	7,176
4.875% 1/1/26		18,260	17,901
5.125% 11/1/27		10,955	10,517
6.125% 10/1/28		6,535	6,263
6.125% 6/15/30(d)		11,235	11,083
6.25% 2/1/27		20,050	19,717
			227,009
Health Care Technology - 0.1%
IQVIA, Inc. 5% 5/15/27 (d)		5,660	5,561

Life Sciences Tools & Services - 0.1%
Charles River Laboratories International, Inc.:
3.75% 3/15/29(d)		5,245	4,656
4% 3/15/31(d)		6,035	5,281
4.25% 5/1/28(d)		2,045	1,914
			11,851
Pharmaceuticals - 0.4%
AstraZeneca PLC 3.75% 3/3/32 (Reg. S)	EUR	12,156	13,427
Bayer AG 5.375% 3/25/82 (Reg. S) (f)	EUR	8,400	8,346
Catalent Pharma Solutions:
3.5% 4/1/30(d)		2,800	2,461
5% 7/15/27(d)		2,295	2,241
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28(d)		10,200	9,324
5.125% 4/30/31(d)		8,890	7,891
Teva Pharmaceutical Finance Netherlands III BV:
4.75% 5/9/27		2,775	2,590
5.125% 5/9/29		2,775	2,512
7.875% 9/15/29		2,805	2,938
			51,730
TOTAL HEALTH CARE			303,368

INDUSTRIALS - 4.5%
Aerospace & Defense - 1.4%
Bombardier, Inc.:
6% 2/15/28(d)		2,815	2,741
7.125% 6/15/26(d)		5,695	5,716
7.875% 4/15/27(d)		13,015	13,183
BWX Technologies, Inc. 4.125% 6/30/28 (d)		6,400	5,763
Moog, Inc. 4.25% 12/15/27 (d)		2,025	1,874
Rolls-Royce PLC 5.75% 10/15/27 (d)		6,560	6,535
Spirit Aerosystems, Inc. 7.5% 4/15/25 (d)		9,205	9,205
TransDigm UK Holdings PLC 6.875% 5/15/26		21,085	20,769
TransDigm, Inc.:
4.625% 1/15/29		9,290	8,259
5.5% 11/15/27		68,140	63,881
6.25% 3/15/26(d)		11,120	11,130
6.375% 6/15/26		20,230	19,775
6.75% 8/15/28(d)		3,045	3,075
7.5% 3/15/27		11,028	11,000
Triumph Group, Inc. 9% 3/15/28 (d)		4,210	4,214
			187,120
Air Freight & Logistics - 0.1%
Cargo Aircraft Management, Inc. 4.75% 2/1/28 (d)		3,960	3,485
Rand Parent LLC 8.5% 2/15/30 (d)		2,810	2,641
			6,126
Airlines - 0.5%
Air Canada 3.875% 8/15/26 (d)		4,230	3,841
Allegiant Travel Co. 7.25% 8/15/27 (d)		4,365	4,345
American Airlines, Inc. 7.25% 2/15/28 (d)		4,215	4,099
Delta Air Lines, Inc. 7% 5/1/25 (d)		1,671	1,713
Mileage Plus Holdings LLC 6.5% 6/20/27 (d)		17,561	17,504
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd.:
8% 9/20/25(d)		1,420	1,429
8% 9/20/25(d)		4,670	4,682
United Airlines, Inc.:
4.375% 4/15/26(d)		14,560	13,930
4.625% 4/15/29(d)		8,725	7,892
			59,435
Building Products - 0.1%
Advanced Drain Systems, Inc.:
5% 9/30/27(d)		1,400	1,330
6.375% 6/15/30(d)		2,780	2,724
CP Atlas Buyer, Inc. 7% 12/1/28 (d)		3,280	2,436
MIWD Holdco II LLC / MIWD Finance Corp. 5.5% 2/1/30 (d)		1,865	1,576
Oscar Acquisition Co. LLC / Oscar Finance, Inc. 9.5% 4/15/30 (d)		4,185	3,599
Shea Homes Ltd. Partnership/Corp. 4.75% 4/1/29		4,830	4,214
			15,879
Commercial Services & Supplies - 0.9%
Allied Universal Holdco LLC / Allied Universal Finance Corp. 6% 6/1/29 (d)		3,995	2,982
Atlas Luxco 4 SARL / Allied Universal Holdco LLC / Allied Universal Finance Corp.:
4.625% 6/1/28(d)		10,374	8,779
4.625% 6/1/28(d)		6,871	5,767
Clean Harbors, Inc. 6.375% 2/1/31 (d)		2,350	2,398
CoreCivic, Inc. 8.25% 4/15/26		14,975	15,095
Covanta Holding Corp.:
4.875% 12/1/29(d)		4,300	3,826
5% 9/1/30		6,775	5,828
GFL Environmental, Inc.:
4% 8/1/28(d)		4,200	3,816
4.75% 6/15/29(d)		5,705	5,329
KAR Auction Services, Inc. 5.125% 6/1/25 (d)		6,210	6,132
Madison IAQ LLC:
4.125% 6/30/28(d)		5,345	4,623
5.875% 6/30/29(d)		4,265	3,295
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (d)		16,955	15,719
The Brink's Co. 4.625% 10/15/27 (d)		7,200	6,784
The GEO Group, Inc.:
9.5% 12/31/28(d)		5,755	5,556
10.5% 6/30/28		16,764	16,937
			112,866
Construction & Engineering - 0.4%
AECOM 5.125% 3/15/27		7,490	7,419
Arcosa, Inc. 4.375% 4/15/29 (d)		4,130	3,673
Bouygues SA 5.375% 6/30/42 (Reg. S)	EUR	18,400	21,665
Pike Corp. 5.5% 9/1/28 (d)		14,255	12,473
SRS Distribution, Inc.:
4.625% 7/1/28(d)		5,520	4,902
6.125% 7/1/29(d)		2,315	1,953
			52,085
Electrical Equipment - 0.0%
Sensata Technologies BV 4% 4/15/29 (d)		5,910	5,340

Ground Transportation - 0.0%
XPO, Inc. 6.25% 5/1/25 (d)		5,220	5,176

Industrial Conglomerates - 0.2%
Honeywell International, Inc. 4.125% 11/2/34	EUR	17,254	18,960

Machinery - 0.1%
ATS Automation Tooling System, Inc. 4.125% 12/15/28 (d)		4,630	4,106
Chart Industries, Inc. 7.5% 1/1/30 (d)		7,420	7,666
			11,772
Marine - 0.0%
Seaspan Corp. 5.5% 8/1/29 (d)		4,240	3,306

Professional Services - 0.1%
ASGN, Inc. 4.625% 5/15/28 (d)		5,670	5,291
Booz Allen Hamilton, Inc.:
3.875% 9/1/28(d)		6,270	5,722
4% 7/1/29(d)		2,820	2,545
TriNet Group, Inc. 3.5% 3/1/29 (d)		4,545	3,886
			17,444
Trading Companies & Distributors - 0.1%
Foundation Building Materials, Inc. 6% 3/1/29 (d)		3,110	2,465
H&E Equipment Services, Inc. 3.875% 12/15/28 (d)		10,040	8,798
			11,263
Transportation - 0.6%
Uber Technologies, Inc.:
4.5% 8/15/29(d)		12,675	11,550
6.25% 1/15/28(d)		5,520	5,506
7.5% 9/15/27(d)		31,625	32,609
8% 11/1/26(d)		29,170	29,906
			79,571
TOTAL INDUSTRIALS			586,343

INFORMATION TECHNOLOGY - 1.2%
Electronic Equipment & Components - 0.1%
Coherent Corp. 5% 12/15/29 (d)		4,370	3,967
TTM Technologies, Inc. 4% 3/1/29 (d)		4,540	3,950
			7,917
IT Services - 0.3%
Acuris Finance U.S. 5% 5/1/28 (d)		4,315	3,387
CA Magnum Holdings 5.375% (d)(h)		2,230	1,968
Camelot Finance SA 4.5% 11/1/26 (d)		6,365	6,015
Gartner, Inc.:
3.625% 6/15/29(d)		4,040	3,605
3.75% 10/1/30(d)		6,920	6,212
Go Daddy Operating Co. LLC / GD Finance Co., Inc.:
3.5% 3/1/29(d)		6,060	5,240
5.25% 12/1/27(d)		5,665	5,513
Rackspace Hosting, Inc. 5.375% 12/1/28 (d)		3,845	1,470
Unisys Corp. 6.875% 11/1/27 (d)		3,685	2,349
			35,759
Semiconductors & Semiconductor Equipment - 0.1%
onsemi 3.875% 9/1/28 (d)		6,765	6,087
Synaptics, Inc. 4% 6/15/29 (d)		3,500	3,014
			9,101
Software - 0.7%
Alteryx, Inc. 8.75% 3/15/28 (d)		2,805	2,823
Black Knight InfoServ LLC 3.625% 9/1/28 (d)		6,975	6,339
Central Parent, Inc./Central Merger Sub, Inc. 7.25% 6/15/29 (d)		4,225	4,153
Clarivate Science Holdings Corp.:
3.875% 7/1/28(d)		5,025	4,485
4.875% 7/1/29(d)		4,755	4,300
Elastic NV 4.125% 7/15/29 (d)		8,005	6,834
Fair Isaac Corp. 4% 6/15/28 (d)		6,420	5,955
Gen Digital, Inc. 5% 4/15/25 (d)		6,360	6,245
ION Trading Technologies Ltd. 5.75% 5/15/28 (d)		5,780	4,616
MicroStrategy, Inc. 6.125% 6/15/28 (d)		9,960	8,840
NCR Corp.:
5% 10/1/28(d)		3,385	2,975
5.25% 10/1/30(d)		13,370	10,915
5.75% 9/1/27(d)		5,480	5,385
6.125% 9/1/29(d)		5,480	5,405
Open Text Corp. 6.9% 12/1/27 (d)		5,000	5,158
Open Text Holdings, Inc.:
4.125% 2/15/30(d)		3,220	2,762
4.125% 12/1/31(d)		2,490	2,054
PTC, Inc.:
3.625% 2/15/25(d)		3,755	3,621
4% 2/15/28(d)		3,715	3,472
			96,337
TOTAL INFORMATION TECHNOLOGY			149,114

MATERIALS - 2.6%
Chemicals - 0.9%
Air Products & Chemicals, Inc. 4% 3/3/35	EUR	8,899	9,700
BASF AG 4.25% 3/8/32 (Reg. S)	EUR	16,900	18,982
Gpd Companies, Inc. 10.125% 4/1/26 (d)		8,860	8,056
Ingevity Corp. 3.875% 11/1/28 (d)		6,715	5,753
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc. 5% 12/31/26 (d)		2,100	1,920
LSB Industries, Inc. 6.25% 10/15/28 (d)		9,723	8,653
Olympus Water U.S. Holding Corp.:
4.25% 10/1/28(d)		5,600	4,633
7.125% 10/1/27(d)		2,905	2,728
SCIH Salt Holdings, Inc. 4.875% 5/1/28 (d)		3,770	3,361
SCIL IV LLC / SCIL U.S.A. Holdings LLC 5.375% 11/1/26 (d)		6,435	5,879
The Chemours Co. LLC:
5.375% 5/15/27		18,470	17,108
5.75% 11/15/28(d)		10,075	8,994
The Scotts Miracle-Gro Co. 4% 4/1/31		5,930	4,730
W.R. Grace Holding LLC:
5.625% 8/15/29(d)		13,095	11,098
7.375% 3/1/31(d)		2,810	2,821
			114,416
Construction Materials - 0.0%
Summit Materials LLC/Summit Materials Finance Corp. 5.25% 1/15/29 (d)		6,525	6,166

Containers & Packaging - 0.6%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
3.25% 9/1/28(d)		3,025	2,620
4% 9/1/29(d)		6,050	4,734
6% 6/15/27(d)		2,785	2,760
BWAY Holding Co. 7.875% 8/15/26 (d)		5,635	5,635
Cascades, Inc.:
5.125% 1/15/26(d)		3,310	3,111
5.375% 1/15/28(d)		3,310	3,144
Clydesdale Acquisition Holdings, Inc.:
6.625% 4/15/29(d)		3,315	3,191
8.75% 4/15/30(d)		19,065	17,325
Crown Cork & Seal, Inc.:
7.375% 12/15/26		16,535	17,472
7.5% 12/15/96		7,695	8,118
Graham Packaging Co., Inc. 7.125% 8/15/28 (d)		3,720	3,217
Graphic Packaging International, Inc. 3.75% 2/1/30 (d)		3,585	3,112
Intelligent Packaging Ltd. Finco, Inc. 6% 9/15/28 (d)		2,570	2,210
Sealed Air Corp./Sealed Air Cor 6.125% 2/1/28 (d)		2,815	2,846
Trivium Packaging Finance BV 5.5% 8/15/26 (d)		4,195	4,019
			83,514
Metals & Mining - 1.0%
Alcoa Nederland Holding BV:
4.125% 3/31/29(d)		7,735	6,886
6.125% 5/15/28(d)		2,110	2,113
Algoma Steel SCA 0% 12/31/23 (b)		1,518	0
Arconic Corp.:
6% 5/15/25(d)		4,090	4,090
6.125% 2/15/28(d)		9,123	8,974
ATI, Inc.:
4.875% 10/1/29		2,795	2,544
5.125% 10/1/31		2,480	2,257
Cleveland-Cliffs, Inc.:
4.625% 3/1/29(d)		4,615	4,235
4.875% 3/1/31(d)		4,615	4,195
5.875% 6/1/27		11,010	10,900
Compass Minerals International, Inc. 6.75% 12/1/27 (d)		9,315	8,868
Eldorado Gold Corp. 6.25% 9/1/29 (d)		4,225	3,919
ERO Copper Corp. 6.5% 2/15/30 (d)		4,180	3,639
First Quantum Minerals Ltd.:
6.875% 3/1/26(d)		14,330	13,849
7.5% 4/1/25(d)		12,105	12,027
FMG Resources Pty Ltd.:
4.375% 4/1/31(d)		4,420	3,876
4.5% 9/15/27(d)		5,450	5,234
HudBay Minerals, Inc. 4.5% 4/1/26 (d)		3,600	3,324
Infrabuild Australia Pty Ltd. 12% 10/1/24 (d)		6,295	6,020
Kaiser Aluminum Corp. 4.625% 3/1/28 (d)		6,615	5,887
Mineral Resources Ltd.:
8% 11/1/27(d)		2,785	2,864
8.125% 5/1/27(d)		11,025	11,190
8.5% 5/1/30(d)		2,065	2,119
Murray Energy Corp.:
11.25% 12/31/49(b)(d)(e)		5,925	0
12% 4/15/24 pay-in-kind(b)(d)(e)(f)		6,364	0
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (d)		2,015	1,799
			130,809
Paper & Forest Products - 0.1%
Glatfelter Corp. 4.75% 11/15/29 (d)		4,190	2,766
LABL, Inc. 5.875% 11/1/28 (d)		6,750	5,998
			8,764
TOTAL MATERIALS			343,669

REAL ESTATE - 1.3%
Equity Real Estate Investment Trusts (REITs) - 1.1%
Iron Mountain Information Management Services, Inc. 5% 7/15/32 (d)		4,190	3,598
Iron Mountain, Inc.:
4.875% 9/15/29(d)		14,590	13,112
5% 7/15/28(d)		6,370	5,927
5.25% 7/15/30(d)		5,915	5,333
5.625% 7/15/32(d)		5,915	5,404
MPT Operating Partnership LP/MPT Finance Corp.:
3.5% 3/15/31		6,700	4,462
4.625% 8/1/29		10,950	8,089
5% 10/15/27		21,010	17,281
Prologis International Funding II SA 4.625% 2/21/35 (Reg. S)	EUR	8,863	8,950
SBA Communications Corp. 3.875% 2/15/27		9,720	9,176
Uniti Group LP / Uniti Group Finance, Inc.:
4.75% 4/15/28(d)		9,350	7,227
6.5% 2/15/29(d)		19,535	11,917
10.5% 2/15/28(d)		11,245	10,908
Uniti Group, Inc. 6% 1/15/30 (d)		6,990	4,089
VICI Properties LP / VICI Note Co.:
3.875% 2/15/29(d)		6,695	5,953
4.25% 12/1/26(d)		12,650	11,803
4.625% 12/1/29(d)		7,220	6,572
			139,801
Real Estate Management & Development - 0.2%
DTZ U.S. Borrower LLC 6.75% 5/15/28 (d)		6,575	5,886
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75% 1/15/29 (d)		8,505	6,347
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 4/15/30 (d)		5,555	4,049
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.125% 8/1/30(d)		6,480	5,982
5.875% 6/15/27(d)		5,610	5,504
Weekley Homes LLC/Weekley Finance Corp. 4.875% 9/15/28 (d)		3,045	2,567
			30,335
TOTAL REAL ESTATE			170,136

UTILITIES - 1.9%
Electric Utilities - 1.2%
Clearway Energy Operating LLC:
3.75% 1/15/32(d)		2,795	2,323
4.75% 3/15/28(d)		4,055	3,873
Electricite de France SA 4.625% 1/25/43 (Reg. S)	EUR	13,200	13,506
Energias de Portugal SA:
1.875% 3/14/82 (Reg. S)(f)	EUR	5,600	4,507
5.943% 4/23/83 (Reg. S)(f)	EUR	900	957
NRG Energy, Inc.:
3.375% 2/15/29(d)		3,080	2,549
3.625% 2/15/31(d)		6,110	4,899
3.875% 2/15/32(d)		6,475	5,180
5.75% 1/15/28		19,350	18,976
ORSTED A/S 5.25% 12/8/22 (Reg. S) (f)	EUR	5,900	6,310
Pacific Gas & Electric Co.:
3.75% 8/15/42		6,290	4,453
3.95% 12/1/47		7,933	5,639
4% 12/1/46		11,420	8,061
4.25% 3/15/46		1,475	1,087
4.3% 3/15/45		3,690	2,776
PG&E Corp.:
5% 7/1/28		13,615	12,849
5.25% 7/1/30		5,150	4,781
Vistra Operations Co. LLC:
4.375% 5/1/29(d)		11,110	9,834
5% 7/31/27(d)		13,800	13,048
5.5% 9/1/26(d)		9,975	9,684
5.625% 2/15/27(d)		17,455	16,938
			152,230
Gas Utilities - 0.2%
Southern Natural Gas Co. LLC:
7.35% 2/15/31		14,890	15,984
8% 3/1/32		9,400	10,948
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5% 6/1/31 (d)		5,750	5,024
			31,956
Independent Power and Renewable Electricity Producers - 0.2%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (d)		3,735	3,352
RWE AG:
2.75% 5/24/30 (Reg. S)	EUR	7,651	7,707
4.125% 2/13/35 (Reg. S)	EUR	9,787	10,371
			21,430
Multi-Utilities - 0.1%
E.ON SE 3.875% 1/12/35 (Reg. S)	EUR	797	856
National Grid PLC 4.275% 1/16/35 (Reg. S)	EUR	13,049	13,962
			14,818
Water Utilities - 0.2%
Suez SACA 2.375% 5/24/30 (Reg. S)	EUR	5,700	5,526
Thames Water Utility Finance PLC:
1.25% 1/31/32 (Reg. S)	EUR	14,395	12,055
4.375% 1/18/31 (Reg. S)	EUR	13,738	14,892
			32,473
TOTAL UTILITIES			252,907

TOTAL NONCONVERTIBLE BONDS			4,280,475
TOTAL CORPORATE BONDS (Cost $4,629,155)			4,307,037

U.S. Government and Government Agency Obligations - 27.1%
	Principal Amount (a) (000s)	Value ($) (000s)
U.S. Government Agency Obligations - 0.2%
Fannie Mae 0.625% 4/22/25	2,128	1,979
Freddie Mac 4% 11/25/24	21,100	20,855
Tennessee Valley Authority:
5.25% 9/15/39	2,106	2,247
5.375% 4/1/56	3,503	3,959
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		29,040
U.S. Treasury Obligations - 26.8%
U.S. Treasury Bills, yield at date of purchase 4.55% to 4.73% 4/13/23 to 5/18/23 (j)	8,740	8,701
U.S. Treasury Bonds:
2% 8/15/51	148,344	104,345
2.25% 2/15/52	115,400	86,054
2.5% 2/15/45	216,056	172,397
3% 5/15/45	20,100	17,502
3% 2/15/49	128,820	112,768
3.625% 2/15/53	105,586	104,827
4.75% 2/15/37	74,200	84,611
5.25% 2/15/29	5,406	5,860
6.125% 8/15/29	3,663	4,184
U.S. Treasury Notes:
0.125% 6/30/23	34,600	34,223
0.125% 8/15/23	2,411	2,370
0.25% 5/15/24	470	448
0.25% 7/31/25	22,796	20,934
0.25% 9/30/25	26,037	23,827
0.25% 10/31/25	17,600	16,047
0.375% 4/30/25	82,771	76,770
0.375% 12/31/25	167,057	152,270
0.375% 1/31/26	13,900	12,618
0.625% 7/31/26	24,000	21,649
0.75% 3/31/26	46,052	42,132
0.75% 8/31/26	29,200	26,390
0.875% 9/30/26	143,800	130,229
1% 7/31/28	49,141	42,952
1.125% 10/31/26	17,300	15,779
1.125% 8/31/28	410,429	360,395
1.25% 12/31/26	52,353	47,821
1.25% 9/30/28	38,280	33,779
1.375% 8/31/23	11,000	10,849
1.375% 10/31/28	8,911	7,906
1.5% 2/29/24	286,900	278,865
1.5% 10/31/24	480	460
1.5% 1/31/27	40,989	37,735
1.5% 11/30/28	6,930	6,182
1.625% 5/31/23	19,717	19,619
1.625% 9/30/26	3,093	2,879
1.75% 1/31/29	41,434	37,402
1.875% 2/28/27	280,000	261,264
2.125% 7/31/24	96,008	93,188
2.125% 5/15/25	12,033	11,568
2.25% 4/30/24	78,844	76,898
2.25% 3/31/26	34,717	33,202
2.375% 3/31/29	7,500	7,002
2.5% 2/28/26	38,997	37,568
2.5% 3/31/27	7,200	6,877
2.625% 5/31/27	90	86
2.625% 7/31/29	25,965	24,557
2.75% 2/15/24	165,714	162,937
2.75% 6/30/25	197	192
2.75% 7/31/27	18,600	17,913
2.75% 5/31/29	18,541	17,671
2.75% 8/15/32	66,322	62,415
2.875% 5/15/32	36,400	34,640
3.125% 11/15/28	28,930	28,202
3.5% 1/31/28	20,540	20,432
3.5% 2/15/33	49,310	49,387
3.625% 3/31/28	34,500	34,557
3.625% 3/31/30	28,600	28,736
3.875% 11/30/27	14,110	14,257
3.875% 12/31/27	51,100	51,642
3.875% 11/30/29	23,340	23,744
4% 2/15/26	49,100	49,303
4% 10/31/29	19,300	19,765
4.125% 10/31/27	8,800	8,969
4.125% 11/15/32	27,677	29,082
4.25% 12/31/24	58,900	58,953
4.625% 2/28/25 (k)	3,300	3,332
4.625% 3/15/26	77,510	79,278
TOTAL U.S. TREASURY OBLIGATIONS		3,511,396
Other Government Related - 0.1%
Private Export Funding Corp. Secured 1.75% 11/15/24	11,520	10,969
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,850,034)		3,551,405

U.S. Government Agency - Mortgage Securities - 4.1%
	Principal Amount (a) (000s)	Value ($) (000s)
Fannie Mae - 0.9%
1.5% 11/1/40 to 11/1/41	40,739	33,574
2% 2/1/28 to 7/1/35	19,480	17,718
2.5% 1/1/28 to 2/1/52	36,281	32,898
3% 11/1/34 to 2/1/52 (j)	12,295	11,504
3.5% 3/1/52	500	467
4% 9/1/52	2,151	2,065
5% 5/1/52 to 12/1/52	16,176	16,399
TOTAL FANNIE MAE		114,625
Freddie Mac - 0.8%
1.5% 12/1/40 to 4/1/41	11,305	9,349
2% 6/1/35	14,485	13,121
2.5% 1/1/28 to 1/1/52	31,535	28,720
3% 9/1/34	3,770	3,592
3.5% 5/1/51 to 3/1/52 (j)	41,364	38,657
5% 5/1/52 to 12/1/52	12,925	13,097
TOTAL FREDDIE MAC		106,536
Ginnie Mae - 0.8%
2% 2/20/51	600	511
2% 4/1/53 (l)	6,000	5,094
2% 4/1/53 (l)	2,350	1,995
2% 4/1/53 (l)	37,800	32,095
2% 4/1/53 (l)	28,700	24,369
2% 5/1/53 (l)	2,350	1,997
2% 5/1/53 (l)	35,200	29,918
2% 6/1/53 (l)	2,500	2,128
TOTAL GINNIE MAE		98,107
Uniform Mortgage Backed Securities - 1.6%
2% 4/1/53 (l)	6,000	4,958
2% 4/1/53 (l)	6,000	4,958
2% 4/1/53 (l)	28,700	23,714
2% 4/1/53 (l)	28,700	23,714
2.5% 4/1/38 (l)	5,700	5,286
3% 4/1/53 (l)	8,500	7,622
3% 4/1/53 (l)	2,900	2,600
3% 4/1/53 (l)	4,250	3,811
3% 4/1/53 (l)	2,900	2,600
3% 4/1/53 (l)	4,250	3,811
3% 4/1/53 (l)	8,300	7,443
3% 5/1/53 (l)	4,250	3,814
3% 5/1/53 (l)	4,250	3,814
3.5% 4/1/53 (l)	10,550	9,798
3.5% 4/1/53 (l)	5,800	5,387
3.5% 4/1/53 (l)	4,750	4,412
4% 4/1/53 (l)	10,350	9,898
4% 4/1/53 (l)	12,550	12,002
4% 4/1/53 (l)	14,800	14,154
4% 4/1/53 (l)	750	717
4% 4/1/53 (l)	2,350	2,247
4% 4/1/53 (l)	10,350	9,898
4% 5/1/53 (l)	13,450	12,868
4% 5/1/53 (l)	12,450	11,911
5.5% 5/1/53 (l)	7,700	7,775
5.5% 5/1/53 (l)	7,900	7,977
5.5% 6/1/53 (l)	3,000	3,028
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		210,217
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $541,986)		529,485

Commercial Mortgage Securities - 0.5%
	Principal Amount (a) (000s)	Value ($) (000s)
Freddie Mac:
sequential payer:
Series 2015-K049 Class A2, 3.01% 7/25/25	339	327
Series 2015-K050 Class A2, 3.334% 8/25/25 (f)	13,656	13,291
Series 2015-K051 Class A2, 3.308% 9/25/25	536	520
Series 2016-K052 Class A2, 3.151% 11/25/25	15,387	14,896
Series 2021-K136 Class A2, 2.127% 11/25/31	2,200	1,866
Series 2022-150 Class A2, 3.71% 9/25/32	2,600	2,493
Series 2017-K727 Class A2, 2.946% 7/25/24	15,616	15,246
Freddie Mac Multi-family Structured pass-thru certificates Series K044 Class A2, 2.811% 1/25/25	22,011	21,343
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $70,361)		69,982

Foreign Government and Government Agency Obligations - 4.4%
		Principal Amount (a) (000s)	Value ($) (000s)
Australian Commonwealth:
1.75% 11/21/32 (Reg. S)	AUD	15,000	8,810
1.75% 6/21/51 (Reg. S)	AUD	81,080	34,891
Canadian Government:
0.5% 11/1/23	CAD	53,800	38,935
0.75% 2/1/24	CAD	26,500	19,040
1.25% 3/1/27	CAD	30,000	20,648
German Federal Republic:
0% 6/16/23 (Reg. S)	EUR	40,480	43,652
0% 12/15/23(Reg. S)	EUR	14,825	15,768
0% 2/15/32 (Reg. S)	EUR	7,250	6,463
1.7% 8/15/32(Reg. S)	EUR	277,530	287,222
1.8% 8/15/53(Reg. S)	EUR	25,000	23,844
2.3% 2/15/33(Reg. S)	EUR	20,000	21,707
Israeli State (guaranteed by U.S. Government through Agency for International Development) 5.5% 9/18/23		54,954	55,061
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $572,880)			576,041

Common Stocks - 3.3%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 0.2%
Interactive Media & Services - 0.2%
Alphabet, Inc. Class A (m)	57,400	5,954
Meta Platforms, Inc. Class A (m)	57,800	12,250
		18,204
Media - 0.0%
iHeartMedia, Inc. (m)	26	0
Nexstar Broadcasting Group, Inc. Class A	23,627	4,079
		4,079
TOTAL COMMUNICATION SERVICES		22,283
CONSUMER DISCRETIONARY - 0.5%
Auto Components - 0.0%
Exide Technologies (b)(m)	7,093	7
Exide Technologies (b)(m)	418,807	0
Exide Technologies (b)(m)	280	182
UC Holdings, Inc. (b)(m)	560,355	3,323
		3,512
Hotels, Restaurants & Leisure - 0.2%
Booking Holdings, Inc. (m)	2,200	5,835
Boyd Gaming Corp.	123,800	7,938
Caesars Entertainment, Inc. (m)	281,300	13,730
New Cotai LLC/New Cotai Capital Corp. (b)(c)(m)	2,242,893	1,525
Studio City International Holdings Ltd.:
ADR (d)	121,177	807
(NYSE) ADR (m)	133,400	888
		30,723
Household Durables - 0.1%
Tempur Sealy International, Inc.	255,148	10,076
Specialty Retail - 0.2%
Dick's Sporting Goods, Inc.	52,100	7,392
Lowe's Companies, Inc.	40,300	8,059
Williams-Sonoma, Inc.	24,000	2,920
		18,371
Textiles, Apparel & Luxury Goods - 0.0%
Tapestry, Inc.	91,100	3,927
TOTAL CONSUMER DISCRETIONARY		66,609
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Southeastern Grocers, Inc. (b)(c)(m)	584,047	14,344
Food Products - 0.0%
Darling Ingredients, Inc. (m)	49,300	2,879
JBS SA	1,108,000	3,902
Reddy Ice Holdings, Inc. (b)(m)	133,255	7
		6,788
TOTAL CONSUMER STAPLES		21,132
ENERGY - 0.6%
Energy Equipment & Services - 0.1%
Diamond Offshore Drilling, Inc. (m)	66,694	803
Forbes Energy Services Ltd. (b)(m)	135,187	0
Halliburton Co.	4,034	128
Jonah Energy Parent LLC (b)(m)	183,159	8,242
Superior Energy Services, Inc. Class A (b)(m)	66,115	4,262
		13,435
Oil, Gas & Consumable Fuels - 0.5%
Antero Resources Corp. (m)	127,900	2,953
California Resources Corp.	419,806	16,163
California Resources Corp. warrants 10/27/24 (m)	34,633	294
Chaparral Energy, Inc.:
Series A warrants 10/1/24 (b)(m)	289	0
Series B warrants 10/1/25 (b)(m)	289	0
Cheniere Energy, Inc.	75,500	11,899
Chesapeake Energy Corp.	110,303	8,387
Chesapeake Energy Corp. (c)(m)	15,902	1,209
Civitas Resources, Inc.	36,312	2,482
Diamondback Energy, Inc.	22,492	3,040
EP Energy Corp. (b)(m)	611,545	3,993
Mesquite Energy, Inc. (b)(m)	185,122	9,460
Unit Corp.	28,630	1,250
		61,130
TOTAL ENERGY		74,565
FINANCIALS - 0.3%
Capital Markets - 0.0%
Penson Worldwide, Inc. Class A (b)(m)	7,403,098	0
Consumer Finance - 0.1%
OneMain Holdings, Inc.	299,100	11,091
Diversified Financial Services - 0.0%
Apollo Global Management, Inc.	52,100	3,291
Financial Services - 0.2%
Fiserv, Inc. (m)	66,600	7,528
Global Payments, Inc.	61,700	6,493
MasterCard, Inc. Class A	12,100	4,397
Visa, Inc. Class A	26,900	6,065
		24,483
Insurance - 0.0%
Arthur J. Gallagher & Co.	19,100	3,654
TOTAL FINANCIALS		42,519
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.1%
Humana, Inc.	6,100	2,961
Tenet Healthcare Corp. (m)	36,700	2,181
UnitedHealth Group, Inc.	10,400	4,915
		10,057
Life Sciences Tools & Services - 0.1%
Charles River Laboratories International, Inc. (m)	10,500	2,119
IQVIA Holdings, Inc. (m)	47,000	9,348
		11,467
TOTAL HEALTH CARE		21,524
INDUSTRIALS - 0.2%
Airlines - 0.0%
Delta Air Lines, Inc. (m)	48,600	1,697
Building Products - 0.0%
Builders FirstSource, Inc. (m)	55,600	4,936
Electrical Equipment - 0.1%
Regal Rexnord Corp.	49,200	6,924
Professional Services - 0.1%
ASGN, Inc. (m)	70,000	5,787
SS&C Technologies Holdings, Inc.	54,139	3,057
		8,844
Trading Companies & Distributors - 0.0%
Penhall Acquisition Co.:
Class A (b)(m)	11,553	1,478
Class B (b)(m)	3,850	492
		1,970
Transportation Infrastructure - 0.0%
Tricer Holdco SCA:
Class A1 (b)(c)(m)	403,760	0
Class A2 (b)(c)(m)	403,760	0
Class A3 (b)(c)(m)	403,760	0
Class A4 (b)(c)(m)	403,760	0
Class A5 (b)(c)(m)	403,760	0
Class A6 (b)(c)(m)	403,760	0
Class A7 (b)(c)(m)	403,760	0
Class A8 (b)(c)(m)	403,760	0
Class A9 (b)(c)(m)	403,760	0
		0
TOTAL INDUSTRIALS		24,371
INFORMATION TECHNOLOGY - 0.8%
Communications Equipment - 0.0%
Arista Networks, Inc. (m)	26,500	4,448
Electronic Equipment & Components - 0.1%
CDW Corp.	40,300	7,854
IT Services - 0.0%
GTT Communications, Inc. (b)	51,638	638
Semiconductors & Semiconductor Equipment - 0.5%
Advanced Micro Devices, Inc. (m)	55,900	5,479
ASML Holding NV (depository receipt)	8,500	5,786
Lam Research Corp.	7,200	3,817
Marvell Technology, Inc.	128,500	5,564
Microchip Technology, Inc.	127,400	10,674
NVIDIA Corp.	31,300	8,694
NXP Semiconductors NV	36,000	6,713
onsemi (m)	169,691	13,969
		60,696
Software - 0.2%
Adobe, Inc. (m)	18,464	7,115
Microsoft Corp.	56,300	16,231
Palo Alto Networks, Inc. (m)	18,800	3,755
Synopsys, Inc. (m)	10,600	4,094
		31,195
TOTAL INFORMATION TECHNOLOGY		104,831
MATERIALS - 0.3%
Chemicals - 0.1%
CF Industries Holdings, Inc.	64,100	4,647
Olin Corp.	47,800	2,653
The Chemours Co. LLC	214,479	6,422
		13,722
Containers & Packaging - 0.1%
Berry Global Group, Inc.	60,939	3,589
Graphic Packaging Holding Co.	332,500	8,475
WestRock Co.	111,900	3,410
		15,474
Metals & Mining - 0.1%
Algoma Steel Group, Inc.	489,241	3,953
Algoma Steel SCA (b)(m)	151,792	0
Elah Holdings, Inc. (m)	517	31
First Quantum Minerals Ltd.	217,300	4,996
Freeport-McMoRan, Inc.	83,000	3,396
		12,376
TOTAL MATERIALS		41,572
UTILITIES - 0.1%
Electric Utilities - 0.1%
PG&E Corp. (m)	606,468	9,807
Portland General Electric Co.	13,962	683
		10,490
Independent Power and Renewable Electricity Producers - 0.0%
PureWest Energy (b)(m)	10,774	105
PureWest Energy rights (b)(m)	6,493	0
		105
TOTAL UTILITIES		10,595
TOTAL COMMON STOCKS (Cost $348,383)		430,001

Nonconvertible Preferred Stocks - 0.0%
	Shares	Value ($) (000s)
CONSUMER DISCRETIONARY - 0.0%
Auto Components - 0.0%
Exide Technologies (b)(m)	624	581
INDUSTRIALS - 0.0%
Transportation Infrastructure - 0.0%
Tricer Holdco SCA (b)(c)(m)	193,792,711	2
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $7,489)		583

Bank Loan Obligations - 2.0%
	Principal Amount (a) (000s)	Value ($) (000s)
COMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.1%
Aventiv Technologies LLC Tranche B, term loan 3 month U.S. LIBOR + 4.500% 9.6591% 11/1/24 (f)(g)(n)	4,170	2,953
Connect U.S. Finco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.14% 12/12/26 (f)(g)(n)	5,301	5,261
Frontier Communications Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.625% 5/1/28 (f)(g)(n)	2,650	2,510
GTT Communications BV 1LN, term loan:
CME Term SOFR 1 Month Index + 7.000% 11.907% 1/3/28 (f)(g)(n)	2,492	1,999
CME TERM SOFR 3 MONTH INDEX + 9.000% 13.9983% 6/3/28 (f)(g)(n)	1,958	1,005
Zayo Group Holdings, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.8403% 3/9/27 (f)(g)(n)	4,347	3,520
		17,248
Media - 0.1%
Diamond Sports Group LLC 1LN, term loan CME Term SOFR 1 Month Index + 8.000% 12.7755% 5/25/26 (f)(g)(n)	3,585	3,355
Nexstar Broadcasting, Inc. Tranche B, term loan 1 month U.S. LIBOR + 2.500% 7.3403% 9/19/26 (f)(g)(n)	1,380	1,376
Univision Communications, Inc.:
1LN, term loan CME TERM SOFR 3 MONTH INDEX + 4.250% 9.1483% 6/10/29 (f)(g)(n)	352	349
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.0903% 1/31/29 (f)(g)(n)	3,544	3,471
		8,551
TOTAL COMMUNICATION SERVICES		25,799
CONSUMER DISCRETIONARY - 0.4%
Auto Components - 0.0%
PECF USS Intermediate Holding III Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.0903% 12/17/28 (f)(g)(n)	1,037	869
Diversified Consumer Services - 0.1%
KUEHG Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 13.4091% 8/22/25 (f)(g)(n)	3,640	3,488
Sotheby's Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 9.3297% 1/15/27 (f)(g)(n)	6,576	6,527
Spin Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 8.9857% 3/4/28 (f)(g)(n)	8,285	6,927
		16,942
Hotels, Restaurants & Leisure - 0.1%
Delta 2 SARL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.057% 1/15/30 (f)(g)(n)	1,625	1,626
Fertitta Entertainment LLC NV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.807% 1/27/29 (f)(g)(n)	7,321	7,195
Scientific Games Corp. 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.9603% 4/14/29 (f)(g)(n)	1,087	1,077
		9,898
Leisure Products - 0.0%
Topgolf Callaway Brands Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.2595% 3/9/30 (f)(g)(n)	1,380	1,370
Specialty Retail - 0.2%
LBM Acquisition LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.3849% 12/18/27 (f)(g)(n)	11,546	10,844
Michaels Companies, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 9.4091% 4/15/28 (f)(g)(n)	2,663	2,438
New SK Holdco Sub LLC 1LN, term loan CME Term SOFR 1 Month Index + 8.350% 13.1062% 6/30/27 (f)(g)(n)	516	418
Wand NewCo 3, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 7.5903% 2/5/26 (f)(g)(n)	11,010	10,783
		24,483
TOTAL CONSUMER DISCRETIONARY		53,562
CONSUMER STAPLES - 0.0%
Beverages - 0.0%
Bengal Debt Merger Sub LLC 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 3.250% 8.2483% 1/24/29 (f)(g)(n)	1,032	905
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Forbes Energy Services LLC Tranche B, term loan 0% (b)(e)(f)(n)	1,267	0
Oil, Gas & Consumable Fuels - 0.0%
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (b)(e)(g)(n)	3,423	0
term loan 3 month U.S. LIBOR + 0.000% 0% (b)(e)(g)(n)	1,476	0
		0
TOTAL ENERGY		0
FINANCIALS - 0.1%
Capital Markets - 0.0%
Citadel Securities LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 7.4215% 2/27/28 (f)(g)(n)	5,268	5,212
Insurance - 0.1%
Acrisure LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.0903% 2/15/27 (f)(g)(n)	647	632
Alliant Holdings Intermediate LLC Tranche B3 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.2793% 11/12/27 (f)(g)(n)	6,383	6,301
HUB International Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.7279% 11/10/29 (f)(g)(n)	449	447
		7,380
TOTAL FINANCIALS		12,592
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.1%
Gainwell Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 8.9983% 10/1/27 (f)(g)(n)	9,678	9,218
Phoenix Newco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.8849% 11/15/28 (f)(g)(n)	3,302	3,260
		12,478
Health Care Technology - 0.1%
Athenahealth Group, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.2592% 2/15/29 (f)(g)(n)	13,594	12,710
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 2/15/29 (f)(g)(n)(o)	1,670	1,561
		14,271
TOTAL HEALTH CARE		26,749
INDUSTRIALS - 0.5%
Air Freight & Logistics - 0.0%
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.407% 4/8/26 (f)(g)(n)	1,502	1,465
Tranche B2 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.407% 4/4/26 (f)(g)(n)	807	787
		2,252
Airlines - 0.1%
Air Canada Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.3694% 8/11/28 (f)(g)(n)	4,209	4,192
SkyMiles IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.5577% 10/20/27 (f)(g)(n)	1,990	2,060
		6,252
Building Products - 0.1%
Acproducts Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.4091% 5/17/28 (f)(g)(n)	11,259	8,907
Hunter Douglas, Inc. Tranche B 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 3.500% 8.3733% 2/25/29 (f)(g)(n)	10,511	9,409
		18,316
Commercial Services & Supplies - 0.2%
ABG Intermediate Holdings 2 LLC:
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 6.000% 10.907% 12/20/29 (f)(g)(n)	525	483
Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.407% 12/21/28 (f)(g)(n)	2,481	2,440
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4067% 12/21/28 (f)(g)(n)	5,275	5,207
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 12/21/28 (f)(g)(n)(o)	1,730	1,707
Madison IAQ LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 8.3023% 6/21/28 (f)(g)(n)	1,395	1,325
Neptune BidCo U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 9.735% 4/11/29 (f)(g)(n)	7,380	6,624
Sabert Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 9.375% 12/10/26 (f)(g)(n)	3,708	3,690
		21,476
Construction & Engineering - 0.1%
Breakwater Energy Tranche B 1LN, term loan 11% 9/1/26 (b)(f)(n)	9,783	9,294
SRS Distribution, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.3403% 6/4/28 (f)(g)(n)	3,049	2,938
		12,232
Machinery - 0.0%
Chart Industries, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.5934% 12/8/29 (f)(g)(n)	815	812
TOTAL INDUSTRIALS		61,340
INFORMATION TECHNOLOGY - 0.3%
Electronic Equipment & Components - 0.0%
DG Investment Intermediate Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.557% 3/31/28 (f)(g)(n)	983	952
IT Services - 0.0%
Acuris Finance U.S., Inc. 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 4.000% 9.0483% 2/16/28 (f)(g)(n)	603	580
Camelot Finance SA Tranche B, term loan 1 month U.S. LIBOR + 3.000% 7.8403% 10/31/26 (f)(g)(n)	569	567
Hunter U.S. Bidco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 9.4091% 8/19/28 (f)(g)(n)	5,339	5,219
		6,366
Software - 0.3%
Boxer Parent Co., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.5903% 10/2/25 (f)(g)(n)	18,821	18,556
Polaris Newco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 9.1591% 6/2/28 (f)(g)(n)	3,137	2,854
Proofpoint, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 8.0903% 8/31/28 (f)(g)(n)	3,066	2,992
RealPage, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.8403% 4/22/28 (f)(g)(n)	3,058	2,961
Ultimate Software Group, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.0319% 5/3/26 (f)(g)(n)	6,653	6,473
VS Buyer LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 7.6997% 2/28/27 (f)(g)(n)	1,271	1,256
		35,092
TOTAL INFORMATION TECHNOLOGY		42,410
MATERIALS - 0.2%
Chemicals - 0.1%
Avient Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.926% 8/29/29 (f)(g)(n)	271	271
Discovery Purchaser Corp. 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 4.370% 8.9625% 10/4/29 (f)(g)(n)	8,858	8,374
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.9375% 11/9/28 (f)(g)(n)	1,689	1,596
W.R. Grace Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.9375% 9/22/28 (f)(g)(n)	1,274	1,261
		11,502
Containers & Packaging - 0.1%
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.170% 9.082% 4/13/29 (f)(g)(n)	11,141	10,865
Kloeckner Pentaplast of America, Inc. Tranche B 1LN, term loan CME TERM SOFR 6 MONTH INDEX + 4.750% 10.1293% 2/9/26 (f)(g)(n)	784	719
		11,584
TOTAL MATERIALS		23,086
UTILITIES - 0.1%
Electric Utilities - 0.1%
PG&E Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.875% 6/23/25 (f)(g)(n)	16,547	16,475
TOTAL BANK LOAN OBLIGATIONS (Cost $276,792)		262,918

Fixed-Income Funds - 21.0%
	Shares	Value ($) (000s)
Fidelity Emerging Markets Debt Central Fund (p)	260,600,388	1,972,745
Fidelity Floating Rate Central Fund (p)	8,004,109	770,636
TOTAL FIXED-INCOME FUNDS (Cost $3,247,943)		2,743,381

Preferred Securities - 4.3%
		Principal Amount (a) (000s)	Value ($) (000s)
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen International Finance NV 4.375% (Reg. S) (f)(h)	EUR	20,600	18,654
ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Energy Transfer LP:
3 month U.S. LIBOR + 4.020% 8.8916% (f)(g)(h)		45,897	40,821
6.625% (f)(h)		17,100	12,736
7.125% (f)(h)		4,160	3,499
Summit Midstream Partners LP 3 month U.S. LIBOR + 7.430% 12.2963% (e)(f)(g)(h)		1,711	1,279
			58,335
FINANCIALS - 3.6%
Banks - 3.3%
Bank of America Corp.:
5.2% (f)(h)		48,090	46,617
5.875% (f)(h)		60,475	54,412
6.25% (f)(h)		18,480	18,041
Citigroup, Inc.:
4.7% (f)(h)		8,755	7,661
5% (f)(h)		36,455	34,085
6.3% (f)(h)		4,120	3,914
8.8704% (f)(g)(h)		46,925	46,573
9.0936% (f)(g)(h)		15,875	15,776
Huntington Bancshares, Inc. 5.7% (f)(h)		7,660	6,565
JPMorgan Chase & Co.:
4% (f)(h)		19,100	16,972
4.6% (f)(h)		13,385	12,448
5% (f)(h)		18,675	17,930
6% (f)(h)		54,840	53,675
6.125% (f)(h)		12,865	12,524
6.75% (f)(h)		6,270	6,292
Wells Fargo & Co.:
5.875% (f)(h)		36,775	36,131
5.9% (f)(h)		46,445	44,032
			433,648
Capital Markets - 0.3%
Goldman Sachs Group, Inc.:
3 month U.S. LIBOR + 2.870% 7.7333% (f)(g)(h)		29,914	29,014
4.4% (f)(h)		4,530	3,889
4.95% (f)(h)		7,885	7,221
			40,124
Diversified Financial Services - 0.0%
OEC Finance Ltd. 7.5% pay-in-kind (d)(h)		23	1
TOTAL FINANCIALS			473,773
UTILITIES - 0.1%
Electric Utilities - 0.1%
Enel SpA 6.625% (Reg. S) (f)(h)	EUR	5,957	6,501
TOTAL PREFERRED SECURITIES (Cost $593,472)			557,263

Money Market Funds - 2.8%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 4.86% (q)	364,533,970	364,607
Fidelity Securities Lending Cash Central Fund 4.87% (q)(r)	3,259,034	3,259
TOTAL MONEY MARKET FUNDS (Cost $367,829)		367,866

TOTAL INVESTMENT IN SECURITIES - 102.4% (Cost $14,506,324)	13,395,962
NET OTHER ASSETS (LIABILITIES) - (2.4)%	(312,922)
NET ASSETS - 100.0%	13,083,040

TBA Sale Commitments
	Principal Amount (a) (000s)	Value ($) (000s)
Ginnie Mae
2% 4/1/53	(2,350)	(1,995)
2% 4/1/53	(2,350)	(1,995)
2% 4/1/53	(600)	(509)
2% 4/1/53	(2,500)	(2,123)
2% 4/1/53	(35,200)	(29,888)

TOTAL GINNIE MAE		(36,510)

Uniform Mortgage Backed Securities
2% 4/1/53	(6,000)	(4,958)
2% 4/1/53	(6,000)	(4,958)
2% 4/1/53	(28,700)	(23,714)
2% 4/1/53	(28,700)	(23,714)
3% 4/1/53	(200)	(179)
3% 4/1/53	(4,250)	(3,811)
3% 4/1/53	(11,200)	(10,043)
3% 4/1/53	(2,900)	(2,600)
3% 4/1/53	(4,250)	(3,811)
3% 4/1/53	(8,300)	(7,443)
3% 5/1/53	(4,250)	(3,814)
3% 5/1/53	(4,250)	(3,814)
3.5% 4/1/53	(4,750)	(4,412)
3.5% 4/1/53	(5,800)	(5,387)
3.5% 4/1/53	(5,800)	(5,387)
3.5% 4/1/53	(4,750)	(4,412)
4% 4/1/53	(13,450)	(12,863)
4% 4/1/53	(12,450)	(11,906)
4% 4/1/53	(750)	(717)
4% 4/1/53	(10,350)	(9,898)
4% 4/1/53	(2,350)	(2,247)
5.5% 5/1/53	(7,700)	(7,775)
5.5% 5/1/53	(3,000)	(3,029)
5.5% 5/1/53	(4,900)	(4,948)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(165,840)

TOTAL TBA SALE COMMITMENTS (Proceeds $(201,989))		(202,350)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($) (000s)	Value ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Purchased

Bond Index Contracts
Eurex Euro-Bund Contracts (Germany)	800	Jun 2023	117,855	(993)	(993)

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	2,248	Jun 2023	258,344	7,547	7,547
CBOT 2-Year U.S. Treasury Note Contracts (United States)	2,090	Jun 2023	431,487	4,731	4,731
CBOT Long Term U.S. Treasury Bond Contracts (United States)	326	Jun 2023	42,757	1,638	1,638

TOTAL TREASURY CONTRACTS					13,916

TOTAL PURCHASED					12,923

Sold

Bond Index Contracts
Eurex Long-Term Euro-BTP Contracts (Germany)	980	Jun 2023	122,595	(233)	(233)

Treasury Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	7	Jun 2023	767	1	1

TOTAL SOLD					(232)

TOTAL FUTURES CONTRACTS					12,691
The notional amount of futures purchased as a percentage of Net Assets is 6.5%
The notional amount of futures sold as a percentage of Net Assets is 0.9%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($) (000s)

USD	271	EUR	249	Brown Brothers Harriman & Co	4/03/23	1
EUR	1,578	USD	1,716	Brown Brothers Harriman & Co	4/04/23	(5)
EUR	9,736	USD	10,375	BNP Paribas S.A.	4/11/23	188
EUR	16,271	USD	17,589	BNP Paribas S.A.	4/11/23	64
EUR	5,639	USD	6,104	BNP Paribas S.A.	4/11/23	14
EUR	15,368	USD	16,330	Bank of America, N.A.	4/11/23	343
EUR	7,352	USD	7,918	Barclays Bank PLC	4/11/23	58
EUR	2,355	USD	2,505	Brown Brothers Harriman & Co	4/11/23	50
EUR	9,510	USD	10,075	Brown Brothers Harriman & Co	4/11/23	242
EUR	7,113	USD	7,606	Brown Brothers Harriman & Co	4/11/23	111
EUR	4,618	USD	5,028	Brown Brothers Harriman & Co	4/11/23	(18)
EUR	2,551	USD	2,765	State Street Bank and Trust Co	4/11/23	3
GBP	14,595	USD	17,757	BNP Paribas S.A.	4/11/23	250
GBP	78,152	USD	94,653	Morgan Stanley Cap. Group, Inc	4/11/23	1,769
JPY	721,186	USD	5,434	Brown Brothers Harriman & Co	4/11/23	3
USD	9,569	AUD	14,328	BNP Paribas S.A.	4/11/23	(11)
USD	33,452	AUD	49,453	National Australia Bank	4/11/23	387
USD	77,215	CAD	104,742	Royal Bank of Canada	4/11/23	(293)
USD	5,148	EUR	4,830	BNP Paribas S.A.	4/11/23	(92)
USD	3,497	EUR	3,224	BNP Paribas S.A.	4/11/23	(1)
USD	11,342	EUR	10,697	Bank of America, N.A.	4/11/23	(263)
USD	7,774	EUR	7,165	Bank of America, N.A.	4/11/23	1
USD	2,654	EUR	2,512	Brown Brothers Harriman & Co	4/11/23	(71)
USD	10,498	EUR	9,760	Brown Brothers Harriman & Co	4/11/23	(91)
USD	3,688	EUR	3,486	Canadian Imperial Bk. of Comm.	4/11/23	(94)
USD	4,065	EUR	3,804	Canadian Imperial Bk. of Comm.	4/11/23	(62)
USD	6,043	EUR	5,651	Canadian Imperial Bk. of Comm.	4/11/23	(88)
USD	23,306	EUR	22,048	Canadian Imperial Bk. of Comm.	4/11/23	(614)
USD	19,397	EUR	18,244	Canadian Imperial Bk. of Comm.	4/11/23	(396)
USD	85,284	EUR	80,239	JPMorgan Chase Bank, N.A.	4/11/23	(1,770)
USD	5,221	EUR	4,847	Morgan Stanley Cap. Group, Inc	4/11/23	(38)
USD	16,244	EUR	15,203	Royal Bank of Canada	4/11/23	(250)
USD	12,839	EUR	11,953	Royal Bank of Canada	4/11/23	(129)
USD	664,497	EUR	624,635	State Street Bank and Trust Co	4/11/23	(13,185)
USD	8,309	EUR	7,743	State Street Bank and Trust Co	4/11/23	(92)
USD	7,992	EUR	7,483	State Street Bank and Trust Co	4/11/23	(127)
USD	7,333	EUR	6,823	State Street Bank and Trust Co	4/11/23	(69)
USD	111,293	GBP	92,705	Morgan Stanley Cap. Group, Inc	4/11/23	(3,085)
USD	5,278	JPY	715,401	Citibank, N. A.	4/11/23	(116)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(17,476)

Unrealized Appreciation						3,484
Unrealized Depreciation						(20,960)
Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound sterling
JPY	-	Japanese yen
USD	-	U.S. dollar

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Level 3 security
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $38,785,000 or 0.3% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,783,815,000 or 21.3% of net assets.

(e)	Non-income producing - Security is in default.
(f)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(h)	Security is perpetual in nature with no stated maturity date.
(i)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(j)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $9,708,000.
(k)	Security or a portion of the security is on loan at period end.
(l)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(m)	Non-income producing
(n)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(o)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $3,400,000 and $3,269,000, respectively.

(p)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(q)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(r)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Chesapeake Energy Corp.	2/10/21	151

Mesquite Energy, Inc. 15% 7/15/23	7/10/20 - 1/18/22	1,457

Mesquite Energy, Inc. 15% 7/15/23	11/05/20 - 1/18/22	2,515

New Cotai LLC/New Cotai Capital Corp.	9/11/20	11,111

Southeastern Grocers, Inc.	6/01/18	4,108

Tricer Holdco SCA	10/16/09 - 12/30/17	6,909

Tricer Holdco SCA Class A1	10/16/09 - 10/29/09	1,097

Tricer Holdco SCA Class A2	10/16/09 - 10/29/09	1,097

Tricer Holdco SCA Class A3	10/16/09 - 10/29/09	1,097

Tricer Holdco SCA Class A4	10/16/09 - 10/29/09	1,097

Tricer Holdco SCA Class A5	10/16/09 - 10/29/09	1,097

Tricer Holdco SCA Class A6	10/16/09 - 10/29/09	1,097

Tricer Holdco SCA Class A7	10/16/09 - 10/29/09	1,097

Tricer Holdco SCA Class A8	10/16/09 - 10/29/09	1,097

Tricer Holdco SCA Class A9	10/16/09 - 10/29/09	1,100

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	260,091	941,277	836,761	3,556	-	-	364,607	0.9%
Fidelity Emerging Markets Debt Central Fund	2,029,576	28,203	95,200	28,203	(17,491)	27,657	1,972,745	93.5%
Fidelity Floating Rate Central Fund	1,010,843	19,644	273,087	19,643	(18,227)	31,463	770,636	41.2%
Fidelity Securities Lending Cash Central Fund 4.87%	74,125	708,341	779,207	75	-	-	3,259	0.0%
Total	3,374,635	1,697,465	1,984,255	51,477	(35,718)	59,120	3,111,247

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate Bonds, U.S. Government and Government Agency Obligations, Foreign Government and Government Agency Obligations, Bank Loan Obligations and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.U.S. Government Agency - Mortgage Securities and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Credit Risk
The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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